Revenue information (Tables)	6 Months Ended
Jun. 30, 2022
Revenue information
Schedule of disaggregation of revenue

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Base commission from transactions	623,556	117,080
Innovation initiatives and other value-added services	68,904	27,754
	692,460	144,834